RELATED PARTY TRANSACTIONS (Details Narrative) - Notable Labs Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
General and administrative expense	$ 5,156,000	$ 5,727,000
Accounts payable and accrued liabilities, current	60,000	0
Founder and Chairman [Member]
General and administrative expense	$ 300,000	$ 400,000